INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	$ 604,514,165	$ 675,075,375	$ 668,822,553
Gross carrying amount
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	633,819,041	702,246,535
Cumulative amortization
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(29,304,876)	(27,171,160)
Distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	596,365,737	666,755,196	661,026,400
Distribution rights | Gross carrying amount
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	598,371,081	667,148,383
Distribution rights | Cumulative amortization
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(2,005,344)	(393,187)
Software
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	8,147,453	7,863,416	$ 7,365,957
Software | Gross carrying amount
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	35,030,003	34,347,843
Software | Cumulative amortization
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(26,882,550)	(26,484,427)
Others
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	975	456,763
Others | Gross carrying amount
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	417,957	750,309
Others | Cumulative amortization
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	$ (416,982)	$ (293,546)